Stone Harbor 500 Plus Fund
Stone Harbor 500 Plus Fund  <!-->   <!-->   FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Stone Harbor 500 Plus Fund	Institutional Class Shares	Distributor Class Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (load) on Redemptions	none	none
Redemption Fee (as a percentage of exchange price or amount redeemed)	none	none

Annual Fund Operating Expenses (Expenses That You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses - Stone Harbor 500 Plus Fund		Institutional Class Shares	Distributor Class Shares
Management Fees		0.45%	0.45%
Distribution and Service (12b-1) Fee		none	0.25%	[1]
Other Expenses		7.12%	7.12%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses		7.59%	7.84%
Fee Waiver and Expense Reimbursement	[3]	(6.96%)	(6.96%)
Total Annual Fund Operating Expenses After Fee Waiver	[3]	0.63%	0.88%
[1]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund's Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	Stone Harbor Investment Partners LP, the Fund's investment adviser (the "Adviser"), has agreed to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.60% and 0.85%of the Fund's average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2019, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement, provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the example does not take into consideration the Adviser’s current agreement to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Stone Harbor 500 Plus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	64	1,609	3,077	6,439
Distributor Class Shares	90	1,677	3,179	6,589

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to exceed the total return of the Standard & Poor’s 500 Index (“S&P 500 Index”) by investing its net assets (plus any borrowings made for investment purposes), under normal market conditions, primarily in S&P 500 Index derivatives and various types of fixed income instruments. The Fund typically will seek to gain long exposure to the S&P 500 Index through the use of S&P 500 Index derivatives in an amount, under normal market circumstances, approximately equal to the Fund’s net assets in an attempt to equal or exceed, net of expenses, the daily performance of the S&P 500 Index. However, since S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the Fund’s assets may be invested in fixed income instruments. The fixed income instruments will normally be actively managed with a view toward enhancing the Fund’s total return, subject to overall portfolio duration which is typically not expected to exceed two years. In managing the Fund’s investments in fixed income instruments, the Adviser seeks to outperform the cost of obtaining equity exposures, thereby enhancing the Fund’s total return and return versus the benchmark (sometimes referred to as “alpha”). Under normal market conditions, the Fund expects to gain the entirety of its exposure to the S&P 500 Index through the use of S&P 500 derivatives, and not through direct investment in stocks of companies listed on the S&P 500 Index.

The Fund normally will attempt to invest in fixed income instruments that are rated at least investment grade by any of Moody’s Investors Services, Inc., (“Moody’s”) S&P Global Inc., Fitch Ratings Limited (“Fitch”), DBRS or other qualified ratings agencies or, if unrated, are determined by the Adviser to be of comparable quality. The types of fixed income instruments in which the Fund may invest include, but are not limited to, asset backed securities (“ABS”), agency and non-agency residential mortgage backed securities (“RBS”), commercial mortgage back securities (“CMBS”), corporate debt securities, 144A securities, money market instruments including commercial paper and agency discount notes, and derivatives related to these types of securities. Securities may be denominated in both the U.S dollar and non-U.S. currencies.

Although the Fund is not limited in the types of derivatives it can use, the Fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, including total return swaps, credit default swaps, and credit linked notes. The Fund may use derivatives to a significant extent. The Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

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Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

•	Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded.

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Derivatives Risk – The value of the Fund’s derivative investments may fall because of pricing difficulties or lack of correlation with the underlying investment. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. For derivatives traded on exchanges, such as futures and many options, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may impact the Fund’s use of derivatives and certain related instruments, which could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

Even a small investment in derivative contracts can have a large impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

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Equity Risk - The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. The values of equity securities may decline due to factors affecting the issuer or general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.

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Futures Risk – The use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities. These risks include leverage risk, counterparty risk, risk of mispricing or improper valuation and the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.

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Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit of prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

•	Index Risk – The Fund’s return may not match or may underperform the return of the targeted index. It is not possible to invest directly in an index.

•	Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise.

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Issuer Risk – The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

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Leverage Risk – Certain investments by the Fund may give rise to leverage, which may magnify gains and losses and increase the volatility of the Fund’s portfolio. Leverage entails a heightened risk of loss in excess of invested capital.

•	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•	Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Mortgage-Backed and Other Asset-Backed Securities Risk – Investing in mortgage-backed and other asset-backed securities includes interest rate risk, extension risk, prepayment risk, market risk and credit risk.

PERFORMANCE INFORMATION
Because the Fund has not completed a full calendar year of investment operations as of the date of this Prospectus, the Fund has no investment performance information to report.